Organization and Description of Business (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Organization and Description of Business (Details) [Line Items]
Entity Incorporation, Date of Incorporation		Jul. 07, 2025
Class A Common Stock [Member]
Organization and Description of Business (Details) [Line Items]
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001
Class A Common Stock [Member] | StablecoinX [Member]
Organization and Description of Business (Details) [Line Items]
Shares issued	700,000
Class B Common Stock [Member]
Organization and Description of Business (Details) [Line Items]
Common Stock, Par or Stated Value Per Share	$ 0.0001	0.0001
Class B Common Stock [Member] | SC Assets [Member]
Organization and Description of Business (Details) [Line Items]
Common Stock, Par or Stated Value Per Share		$ 0.0001
Class B Common Stock [Member] | StablecoinX [Member]
Organization and Description of Business (Details) [Line Items]
Shares issued	700,000